VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

June 28, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Voya Credit Income Fund (the "Registrant")

(SEC File Nos. 333-219011, 811-10223)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") this is to certify that the Prospectus and the Statement of Additional Information that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in the Registrant's Registration Statement on Form N-2 filed on June 28, 2022.

Please contact Anna Jagiello at (480) 477-2309 or the undersigned at (480) 477-2339 if you have any questions or comments.

Regards,

/s/ Gizachew Wubishet

_______________________

Gizachew Wubishet

Assistant Vice President and Counsel

Voya Investment Management

cc:Elizabeth J. Reza, Esq. Ropes & Gray LLP